Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (Note 17)	$ 12.2	$ 9.0
Non-capital losses carried forward	(760.6)	(703.6)
Deferred income tax liability	748.4	694.6	$ 660.9
Mineral property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (Note 17)	895.8	735.3
Inventory capitalization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (Note 17)	5.1	5.1
Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	(97.1)	(41.1)
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ (55.4)	$ (4.7)